Lease liability and Right-of-use assets (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements of the right-of-use assets [roll forward]
Right-of-use assets at beginning of period	$ 1,677
Impact of business combinations	32
Additions to right-of-use assets	346	$ 537
Depreciation charge	(330)	(305)
Lease contract terminations, right-of-use assets	(63)	(98)
Impact of divestments	(32)	(17)
Increase decrease through net exchange differences, right-of-use assets	46	6
Right-of-use assets at end of period	1,676	1,677
Impairment loss recognised in profit or loss, right of use assets	$ 0	0
Discontinued operations
Movements of the right-of-use assets [roll forward]
Additions to right-of-use assets		$ 3